Symetra True Variable Annuity®

Supplement dated August 17, 2016
to Prospectus dated May 1, 2016 as supplemented

The following disclosure in this prospectus regarding the Vanguard Variable Insurance Fund International Portfolio found in Appendix B: Portfolio Information is replaced with the following:

Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.